Note 10 - Short-term Notes Payable (Detail) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Short-Term Debt [Member]	Dec. 31, 2010 Short-Term Debt [Member]
Short-term Debt, Weighted Average Interest Rate					3.49%	5.00%
Interest Expense, Debt (in Dollars)	$ 217,811	$ 116,915	$ 486,908	$ 687,024			$ 502,000	$ 2,140